Short-Term Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Short-term Investments [Abstract]
Short-term investments	$ 1,873,502	$ 2,065,579
Wealth Management Products Measured At Fair Value [Member]
Short-term Investments [Abstract]
Short-term investments	1,744,835	1,988,907
Trading securities [Member]
Short-term Investments [Abstract]
Short-term investments	$ 128,667	$ 76,672